                              SoGen Overseas Fund

                                SoGen Gold Fund

                               SoGen Money Fund



                              [LOGO APPEARS HERE]



                              Fifth Annual Report

                                March 31, 1998

                               SoGen Funds, Inc.

                             THE PRESIDENT'S LETTER

Dear Shareholder:

SOGEN OVERSEAS FUND

  From inception (four years and seven months ago) through March 31, 1998 the value of an investment in your Fund increased at a compounded average annual rate of 12.67%. Over the past twelve months, the rate was 10.00%.*

  As of March 31, 1998 your Fund's net assets, on an economic basis, were in-vested as follows:

             Foreign stocks/(1)/      78.8%
             U.S. dollar bonds         6.6
             Foreign currency bonds    5.1
             Cash and equivalents      9.5
                                     -----
                                     100.0%
                                     =====

--------
/(1)/ Includes convertible bonds with moderate premia.

  The ten major holdings were Kuhne & Nagel International AG Bearer (Swiss based freight forwarding company); Secom Co., Ltd. (Japanese provider of secu-rity services and equipment); Buderus AG (German heating products company); Sika Finanz AG Bearer (Swiss specialty chemicals producer); Bank for Interna-tional Settlements, U.S. and French Tranches (the central banks' central bank, with some gold assets); Legrand ADP (French low-voltage electrical fittings manufacturer); Nestle SA Registered (Swiss based multinational food company); CDL Hotels International Limited (Hong Kong listed hotel chain operating world-wide); Societe Generale d'Affichage D.R.C. (Swiss billboard advertiser); and Fuji Photo Film Co., Ltd. (Japanese film and imaging company).

  In the past three years, and particularly in 1997, stock markets in Europe accelerated on the upside, with big stocks doing much better than smaller ones. Meanwhile, Japanese stocks remained mired in an eight-year bear market.

  That has not been the best environment for us. First, we have always made some room for cash--as a reserve--and fixed income securities--as a low risk financial asset. Second, with equities, we have steadily emphasized "value" and focused mostly on the securities of smaller or medium-size companies. Third, we have seen "value" in some Japanese stocks.

  We see risk today in high valuations of big stocks in Europe, in the leverage associated with "derivatives" (futures and options), in the potential for a brief financial crisis in Japan, in a possible policy mistake by monetary au-thorities.

  We expect that circumstances will turn less hostile to our investment ap-proach at some point in the future.

SOGEN GOLD FUND

  From inception (four years and seven months ago) the value of an investment in your Fund decreased at a compounded average annual rate of 3.82%. Over the past twelve months, the net asset value declined 27.23%.*

  As of March 31, 1998 your Fund's net assets, on an economic basis, were in-vested as follows:

             Bank for International
              Settlements
              (U.S. and French Tranches)        13.9%
             Freeport McMoRan Copper and Gold
              (Preferred Series B, C, and D)    19.4
             U.S. securities                    14.3
             Canadian securities                15.8
             Australian and New Zealand
              securities                         3.7
             South African securities           16.6
             Miscellaneous securities           15.7
             Cash and equivalents                0.6
                                               -----
                                               100.0%
                                               =====

  Over the past few years, some selling by smaller central banks and the fear that large holders of gold (particularly among European central banks) would also engage in selling, have contributed to keeping the price of the metal low. However, it may become apparent this year that large European central banks do not intend to sell. If so, the price of gold may recover.

SOGEN MONEY FUND

  Short-term interest rates are still low. Any increase in the future would probably be associated with either higher inflation in the U.S. or a stabiliza-tion and recovery in the economies of Japan and the rest of Asia.

  Separately, I am pleased to announce that John L. DeVita has joined our secu-rities analysis team.

                                          Sincerely yours,

                                          /s/ Jean-Marie Eveillard

                                          Jean-Marie Eveillard
                                          President

May 4, 1998


--------
* These figures assume the immediate reinvestment of all dividends and distri-butions and do not give effect to the deduction of the Fund's sales load (see the "Investment Results" section of this report for further information).

                               SoGen Funds, Inc.
                               INVESTMENT RESULTS
Comparisons of Change in Value of a $10,000 Investment in SoGen Funds, Inc. and
                                Various Indices
                              SoGen Overseas Fund
              AVERAGE ANNUAL RATES OF RETURN AS OF MARCH 31, 1998

                           [LINE GRAPH APPEARS HERE]

                        Since Inception
                           (8/31/93)          1 Year
                           ---------          ------
                            11.73%             5.87%

                SoGen Overseas Fund         MSCI EAFE Index     Consumer Price Index
8/31/93                $9,625                    $10,000               $10,000
9/30/93                $9,625                     $9,775               $10,014
3/31/94               $11,107                    $10,204               $10,152
9/30/94               $11,569                    $10,736               $10,311
3/31/95               $11,280                    $10,824               $10,442
9/30/95               $12,336                    $11,357               $10,573
3/31/96               $13,477                    $12,159               $10,738
9/30/96               $13,995                    $12,336               $10,897
3/31/97               $15,116                    $12,336               $11,035
9/30/97               $16,273                    $13,838               $11,132
3/31/98               $16,627                    $14,631               $11,180

                                SoGen Gold Fund
              AVERAGE ANNUAL RATES OF RETURN AS OF MARCH 31, 1998

                           [LINE GRAPH APPEARS HERE]

                        Since Inception
                           (8/31/93)          1 Year
                           ---------          ------
                             4.62%            29.94%


          SoGen Gold Fund    MSCI World Index      FT Gold Mines Index    Consumer Price Index
 8/31/93       $9,625            $10,000                $10,000                 $10,000
 9/30/93       $9,644             $9,813                 $8,922                 $10,014
 3/31/94      $10,991            $10,032                $10,826                 $10,152
 9/30/94      $12,098            $10,555                $12,362                 $10,311
 3/31/95      $10,976            $10,967                $10,264                 $10,442
 9/30/95      $11,784            $12,074                $10,561                 $10,573
 3/31/96      $12,602            $13,163                $12,414                 $10,738
 9/30/96      $11,707            $13,725                 $9,849                 $10,897
 3/31/97      $11,063            $14,394                 $8,706                 $11,035
 9/30/97      $10,082            $17,035                 $8,111                 $11,132
 3/31/98       $8,050            $18,995                 $6,091                 $11,180

Performance is historical and is not indicative of future results. The Funds' results assume reinvestment of income dividends and capital gains distributions and give effect to the maximum sales load of 3.75%. The MSCI EAFE Index and the MSCI World Index returns assume reinvestment of dividends. The FT Gold Mines Index is only available without dividends reinvested. Unlike Fund returns, the indices do not reflect any fees or expenses.

                               SoGen Funds, Inc.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

SOGEN OVERSEAS FUND

  Over the past twelve months ended March 31, 1998, European stock markets strongly advanced in local currency terms. Local economies generally experi-enced steady growth, supported by declining interest rates, low inflation as well as a stronger U.S. dollar while substantial progress was achieved towards the establishment of the European economic and monetary union ("EMU"). Ongoing corporate restructurings also helped generate significant earnings growth. As a result, local equity markets recorded large gains, with particular strength in large capitalization stocks. While the Fund owns a few large capitalization stocks, most of its investments are concentrated in smaller stocks which lagged the performance of the local stock market indices. In Asia, Japanese equities continued to perform poorly: the Japanese financial sector remained under sig-nificant pressure. Price declines were particularly steep for small stocks while the stocks of large, export oriented companies fared better in a diffi-cult market. As prices declined, the Fund selectively added to its Japanese holdings throughout the year. In the rest of Asia, several markets collapsed and experienced sharp volatility in the summer as currency devaluations and fi-nancial turmoil spread throughout the Southeast Asian region. The Fund's in-vestments remained limited in that area, as few attractive opportunities were found in recent months.

  Overall, foreign stocks as a percentage of net assets accounted for approxi-mately 79% of the portfolio at year end, compared with 72% the prior year. Fixed income securities represented nearly 12% of net assets, a slight increase from the prior year. Cash and equivalents declined from 18.5% to approximately 9.5% at year end. During the period, the negative impact of the rising U.S. dollar on the value of the Fund's assets was minimized by partially hedging the Fund's foreign currency exposure.

SOGEN GOLD FUND

  Over the past twelve months ended March 31, 1998, the price of gold declined by approximately 14.5%, ending the period at $300.95 per ounce--reaching a low of $278.15 mid January 1998 before rebounding. The reported selling of gold re-serves by central banks--the largest holders of gold bullion--was a key factor in depressing gold prices. The Fund's holdings remain widely diversified across the world. We continue to avoid speculative and overpriced mining stocks, while favoring securities that are considered proxies for the price of gold bullion and the convertible bonds or preferred stocks issued by gold mining companies.

                               SoGen Funds, Inc.

                            SUMMARIES OF FUND DATA

  The tables below cover the period from August 31, 1993 (inception of the Funds) to March 31, 1998. The results shown should not be considered as a rep-resentation of the dividend income or capital gain or loss which may be real-ized from an investment made in a fund today. The amounts shown in the capital gains distribution and income dividend columns were paid to shareholders dur-ing the period ended with the date shown in the first column.

                                                                                    NET ASSET
                                                                               VALUE OF INVESTMENT
                                                                    INVESTMENT   WITH DIVIDENDS
                   NUMBER                   NET ASSET CAPITAL GAINS   INCOME    AND DISTRIBUTIONS
                  OF SHARES    TOTAL NET      VALUE   DISTRIBUTIONS DIVIDENDS      REINVESTED
                 OUTSTANDING     ASSETS     PER SHARE   PER SHARE   PER SHARE     (CUMULATIVE)*
                 ----------- -------------- --------- ------------- ---------- -------------------
SOGEN OVERSEAS FUND
August 31, 1993       5,000  $       50,000  $10.00         --           --          $10.00
 (inception)
March 31, 1994   10,387,229     119,843,407   11.54         --           --           11.54
March 31, 1995   37,684,232     439,230,168   11.65      $0.02**      $0.05           11.72
March 31, 1996   48,827,734     647,397,659   13.26       0.17+        0.44           14.00
March 31, 1997   68,870,352     953,314,643   13.84       0.38++       0.60           15.71
March 31, 1998   74,481,912   1,007,103,634   13.52       0.685+++     0.825          17.28
--------------------------------------------------------------------------------------------------
SOGEN GOLD FUND
August 31, 1993       3,500  $       35,000  $10.00         --           --          $10.00
 (inception)
March 31, 1994    1,961,653      22,406,115   11.42         --           --           11.42
March 31, 1995    4,515,060      50,921,957   11.28      $0.08**      $0.04           11.40
March 31, 1996    5,162,982      63,261,285   12.25       0.27+        0.35           13.09
March 31, 1997    4,966,414      52,651,226   10.60       0.02++       0.135          11.49
March 31, 1998    4,306,972      31,495,250    7.31       0.00         0.39            8.36

--------
 * The calculation is based on an assumed investment in one share with income dividends and capital gains distributions reinvested in additional shares. (No adjustment has been made for any income taxes payable by shareholders on such dividends and distributions.)
** Comprised entirely of net short-term capital gains.
 + Includes net short-term capital gains per share in the amounts of $0.07 and
   $0.14 for SoGen Overseas Fund and SoGen Gold Fund, respectively.
++ Includes net short-term capital gains per share in the amounts of $0.04 and
   $0.01 for SoGen Overseas Fund and SoGen Gold Fund, respectively.
+++ Includes net short-term capital gains per share in the amount of $0.075 for SoGen Overseas Fund.

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

  NUMBER                                                COST         VALUE
 OF SHARES                                            (NOTE 1)      (NOTE 1)
 ---------                                            --------      --------
           COMMON AND PREFERRED STOCKS
           UNITED KINGDOM AND IRELAND (4.43%)
 1,864,454 Antofagasta Holdings plc (21).........   $  9,496,894 $   10,113,861
 5,450,000 Lonrho plc (21).......................     11,603,677      9,945,882
 1,850,000 McBride plc (a)(12)...................      5,077,650      6,318,619
   700,000 Greencore Group plc (4)...............      1,918,345      3,959,446
 3,750,000 Aggregate Industries plc (6)..........      2,094,888      3,939,720
 1,183,000 Royal Doulton plc (12)................      4,817,851      3,911,760
   675,000 Berisford plc (12)....................      1,910,883      2,531,466
   100,000 Danka Business Systems plc ADR (12)...      1,678,494      1,837,500
   100,000 Scottish Media Group plc (15).........        621,771      1,248,991
   150,000 RIT Capital Partners plc (22).........        510,808        821,220
                                                    ------------ --------------
                                                      39,731,261     44,628,465
                                                    ------------ --------------
           FINLAND (0.34%)
    35,000 Vaisala Oy A (11).....................      1,224,521      3,026,602
    10,000 Aamulehti Yhtymae Oy II (15)..........        151,826        410,085
                                                    ------------ --------------
                                                       1,376,347      3,436,687
                                                    ------------ --------------
           SWEDEN (2.56%)
   335,000 Tidnings AB Marieberg (15)............      8,947,240     10,165,460
    85,000 Investor AB "B' (20)..................      3,448,805      4,553,571
   155,000 AssiDoman AB (3)......................      3,626,530      4,219,530
   275,000 IRO AB (7)............................      2,991,322      4,120,879
   300,000 Gorthon Lines AB "B' (9)..............      1,557,476      1,798,202
   220,000 Bylock & Nordsjofrakt AB "B' (9)......        894,708        870,879
                                                    ------------ --------------
                                                      21,466,081     25,728,521
                                                    ------------ --------------
           NORWAY (0.74%)
   345,000 Schibsted ASA (15)....................      4,509,315      6,109,960
    15,000 Orkla ASA "B' (12)....................        487,491      1,367,608
                                                    ------------ --------------
                                                       4,996,806      7,477,568
                                                    ------------ --------------
           DENMARK (0.53%)
    55,000 Carlsberg International A/S "B' (12)..      2,581,020      3,595,607
    15,000 Kobenhavns Lufthavne A/S (9)..........        662,505      1,725,019
                                                    ------------ --------------
                                                       3,243,525      5,320,626
                                                    ------------ --------------
           NETHERLANDS (1.43%)
    75,000 Philips Electronics NV ADR (10).......      2,540,389      5,507,812
   100,000 Apothekers Cooperatie OPG U.A. (14)...      2,703,065      3,097,611
   201,212 European City Estates (19)............      3,267,199      2,599,401
    50,000 Randstad Holding NV (16)..............        567,169      2,497,299
    35,000 Holdingmaatschappij de Telegraaf NV
            (15).................................        334,731        742,946
                                                    ------------ --------------
                                                       9,412,553     14,445,069
                                                    ------------ --------------
           BELGIUM (0.84%)
    33,500 Deceuninck Plastics Industries SA (6).      5,491,832      8,422,365
                                                    ------------ --------------
           GERMANY (6.37%)
    35,500 Buderus AG (7)........................     15,193,672     16,083,521
    12,000 Axel Springer Verlag AG (15)..........      6,886,690     10,327,749
   115,000 Hornbach Holding AG Pfd. (13).........      9,335,317      8,901,459
    15,500 Sudzucker AG Pfd. (12)................      7,203,794      7,811,037
   165,000 Bayer AG (8)..........................      3,784,395      7,515,630

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

  NUMBER                                                COST         VALUE
 OF SHARES                                            (NOTE 1)      (NOTE 1)
 ---------                                            --------      --------
           COMMON AND PREFERRED STOCKS
            (continued)
           GERMANY (continued)
    56,500 Bertelsmann AG D.R.C. (15)............   $  7,118,216 $    6,758,776
   285,000 Gerresheimer Glas AG (7)..............      4,748,138      3,779,534
   100,000 IVG Holding AG (19)...................      3,212,681      2,928,361
                                                    ------------ --------------
                                                      57,482,903     64,106,067
                                                    ------------ --------------
           FRANCE (12.70%)
    90,000 Legrand ADP (7).......................      7,918,117     15,098,182
    25,000 Eurafrance (20).......................     10,161,706     12,400,000
    45,000 Europe 1 Communication (15)...........     10,000,742     11,985,455
    33,500 Sagem ADP (10)........................      9,658,415     10,909,495
    50,000 Marine-Wendel (20)....................      4,647,635      9,082,828
    50,000 Elf Aquitaine (2).....................      3,705,094      6,561,616
    40,000 Compagnie Generale des Eaux (18)......      4,566,251      6,503,434
    17,500 Promodes C.I. (13)....................      2,310,684      6,219,394
     8,500 Taittinger (12).......................      4,086,892      5,398,789
    10,750 Taittinger C.I. (12)..................      2,804,275      3,987,273
    37,500 Fimalac SA (20).......................      3,413,285      4,430,303
    85,000 Emin Leydier (3)......................      6,380,958      5,783,434
   105,000 Eramet (1)............................      5,946,363      4,222,061
    52,500 Gaumont SA (15).......................      2,933,903      3,550,909
    24,250 NSC Groupe (7)........................      4,246,993      3,213,737
    12,000 Robertet SA (12)......................      2,368,955      2,441,697
     7,708 Robertet SA C.I. (12).................      1,101,847        984,133
    47,638 Societe du Louvre (19)................        756,648      2,425,207
    25,000 Societe du Louvre C.I. (19)...........      1,214,164      1,454,545
    30,000 Rougier SA (3)........................      2,376,645      1,687,273
    25,000 Burelle SA (a)(5).....................      1,451,968      1,664,646
     3,000 Societe Sucriere de Pithiviers-le-
            Vieil (4)............................      1,148,828      1,522,424
    25,000 C.G.D.E. Michelin "B' (5).............      1,165,824      1,494,545
    26,500 Conflandey (1)........................      1,501,829      1,413,333
    10,000 Sabeton SA (20).......................      1,843,091      1,212,121
    12,875 Crometal (7)..........................        852,748        894,956
    10,000 La Brosse et Dupont (12)..............        718,979        832,323
    28,000 Teleflex Lionel Dupont (a)(7).........        599,556        475,152
     3,651 C.E.E. (Continentale d'Equipements
            Electriques) (a)(7)..................        434,689         51,925
                                                    ------------ --------------
                                                     100,317,084    127,901,190
                                                    ------------ --------------
           SWITZERLAND (9.31%)
    23,645 Kuhne & Nagel International AG Bearer
            (9)..................................     14,152,114     17,161,631
    40,000 Sika Finanz AG Bearer (6).............     10,464,053     15,974,252
     7,850 Nestle SA Registered (12).............     10,131,505     15,019,902
    35,650 Societe Generale d'Affichage D.R.C.
            (15).................................     13,651,784     13,464,317
     1,685 Bank for International Settlements
            (U.S. Tranche) (24)..................     12,413,360     10,492,167
       865 Bank for International Settlements
            (French Tranche) (24)................      6,502,518      4,892,929
    27,250 Edipresse SA Bearer (15)..............      5,590,634      9,611,646
     2,000 Lindt & Sprungli AG PC (12)...........      2,562,766      3,993,563
    11,500 SAirgroup D.R.C. (a)(9)...............      1,296,329      3,187,625
                                                    ------------ --------------
                                                      76,765,063     93,798,032
                                                    ------------ --------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

   NUMBER                                               COST         VALUE
 OF SHARES                                            (NOTE 1)      (NOTE 1)
 ---------                                            --------      --------
            COMMON AND PREFERRED STOCKS
             (continued)
            AUSTRIA (0.95%)
     82,500 VAE AG (c)(9)........................   $  8,288,455 $    7,984,997
     35,000 Flughafen Wien AG (9)................      1,503,631      1,581,766
                                                    ------------ --------------
                                                       9,792,086      9,566,763
                                                    ------------ --------------
            ITALY (1.28%)
  7,000,000 Montedison SpA Non Convertible
             Savings (21)........................      3,789,038      7,226,798
    275,000 Arnoldo Mondadori Editore SpA (15)...      1,855,669      3,171,334
    350,000 Industrias Macchine Automatiche SpA
             (7).................................      1,368,213      2,517,847
                                                    ------------ --------------
                                                       7,012,920     12,915,979
                                                    ------------ --------------
            SPAIN AND PORTUGAL (1.09%)
    700,000 Energia e Industrias Aragonesas SA
             (8).................................      3,456,912      6,271,921
     18,000 Corporacion Financiera Alba SA (20)..      1,273,003      2,447,293
     45,000 Espirito Santo Financial Group SA ADR
             (17)................................        598,950      1,178,437
     65,000 Companhia de Celulose do Caima SA
             (3).................................      1,269,666      1,099,366
                                                    ------------ --------------
                                                       6,598,531     10,997,017
                                                    ------------ --------------
            GREECE (0.66%)
     77,680 Titan Cement Co. (6).................      1,141,872      5,677,737
    379,380 H. Benrubi & Fils SA (12)............      2,265,445        949,637
     16,800 H. Benrubi & Fils SA Pfd. (12).......         85,900         36,796
                                                    ------------ --------------
                                                       3,493,217      6,664,170
                                                    ------------ --------------
            TURKEY (0.18%)
 95,474,400 Medya Holding Group (15).............      3,092,220      1,021,054
 74,250,000 Sabah Yayincilik A.S. (15)...........      1,171,231        824,610
                                                    ------------ --------------
                                                       4,263,451      1,845,664
                                                    ------------ --------------
            ISRAEL (0.99%)
  1,742,500 Super-Sol (13).......................      3,716,995      5,642,058
    750,000 The Israel Land Development Company
             Ltd. (a)(21)........................      3,050,466      4,273,207
                                                    ------------ --------------
                                                       6,767,461      9,915,265
                                                    ------------ --------------
            COMMONWEALTH OF INDEPENDENT STATES
             (0.88%)
    672,461 Firebird Fund, L.P. (a)(b)(e)(22)....        683,593      3,841,772
      9,000 Baltic Republics Fund (a)(b)(e)(22)..        905,750      1,908,000
    100,000 First NIS Regional Fund SICAF
             (a)(b)(e)(22).......................      1,000,000      1,900,000
      7,252 Firebird Republics Fund, Ltd. Class
             "A' (a)(b)(e)(22)...................      1,175,000      1,211,164
                                                    ------------ --------------
                                                       3,764,343      8,860,936
                                                    ------------ --------------
            JAPAN (15.60%)
    265,000 Secom Co., Ltd. (16).................     15,095,439     16,217,383
    350,000 Fuji Photo Film Co., Ltd. (12).......      8,561,518     13,035,480
  1,000,000 The Tokio Marine & Fire Insurance
             Co., Ltd. (17)......................     10,412,148     11,188,286
    200,000 Ito-Yokado Co., Ltd. (13)............     10,292,531     10,842,876
    100,000 Toho Co., Ltd. (15)..................     13,600,566     10,737,751
    400,000 Shimano Inc. (12)....................      7,575,846      8,470,058
  1,450,000 The Nichido Fire & Marine Insurance
             Co., Ltd. (17)......................      9,422,449      7,839,309
  1,925,000 The Dai-Tokyo Fire & Marine Insurance
             Co., Ltd. (17)......................     10,808,504      7,574,244
  1,275,000 Nisshinbo Industries, Inc. (12)......     10,966,985      6,424,066
    525,000 Shiseido Company, Ltd. (12)..........      6,215,039      6,031,537
     75,000 Hitachi, Ltd. ADR (11)...............      7,080,893      5,512,500

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

   NUMBER                                               COST         VALUE
 OF SHARES                                            (NOTE 1)      (NOTE 1)
 ---------                                            --------      --------
            COMMON AND PREFERRED STOCKS
             (continued)
            JAPAN (continued)
  1,575,000 Hanshin Electric Railway Co., Ltd.
             (9).................................   $  6,325,346 $    4,825,230
    371,500 Chofu Seisakusho Co., Ltd. (12)......      6,810,896      4,798,048
  1,225,000 Okumura Corporation (16).............      6,515,954      4,617,608
    234,000 T. Hasegawa Co., Ltd. (12)...........      5,247,845      4,568,425
  1,000,000 The Koa Fire & Marine Insurance Co.,
             Ltd. (17)...........................      5,921,975      4,265,065
  1,285,000 The Dowa Fire & Marine Insurance Co.,
             Ltd. (17)...........................      6,061,840      4,139,403
  1,000,000 Aida Engineering, Ltd. (7)...........      6,423,804      4,092,360
    585,000 Sotoh Co., Ltd. (12).................      5,490,832      3,997,372
    725,000 Tachi-S Co., Ltd. (5)................      7,191,825      3,995,870
    565,000 Shoei Co., Ltd. (20).................      5,200,358      3,648,583
  1,775,000 Iino Kaiun Kaisha, Ltd. (a)(9).......      6,540,472      3,398,723
    575,000 Nittetsu Mining Co., Ltd. (1)........      4,819,595      2,331,519
    215,000 Yomeishu Seizo Co., Ltd. (12)........      1,359,275      1,388,399
    125,000 Sonton Food Industry Co., Ltd. (12)..      1,293,963      1,201,427
     65,000 Asatsu Inc. (15).....................      2,087,547      1,142,106
     25,000 Benesse Corporation (16).............        737,786        700,206
     17,000 Amatsuji Steel Ball Mfg. Co., Ltd.
             (7).................................        207,138        136,587
                                                    ------------ --------------
                                                     188,268,369    157,120,421
                                                    ------------ --------------
            SOUTH KOREA (1.41%)
     71,050 Dong Ah Tire Industry Co., Ltd.
             (a)(5)..............................      4,412,916      3,026,679
     30,000 Nam Yang Dairy Products (12).........      2,998,533      2,014,440
     31,650 Nam Yang Dairy Products Pfd. (12)....        480,586        431,903
    391,844 LG Electronics Inc. Pfd. (10)........      2,852,457      1,598,497
     20,000 Daeduck Electronics Co., Ltd. (10)...        857,575      1,588,448
     18,000 Daeduck Industries (10)..............        705,240        909,747
     50,000 Woong Jin Publishing Co., Ltd. (15)..      2,490,034      1,072,202
      8,500 Su-Heung Capsule (12)................        341,903        656,741
     45,939 Samsung Electronics Co., Ltd. Pfd.
             (10)................................      3,011,582        636,844
    100,000 LG Industrial Systems (7)............      2,524,239        505,415
     25,000 Fursys Incorporated (12).............        563,564        462,094
    105,275 Korean Air Lines Pfd. (a)(9).........      1,084,190        342,049
     31,740 Young Chang Akki Co. (12)............      1,481,090        300,212
     59,270 Cheil Jedang Corporation Pfd. (21)...      1,061,802        240,504
     85,000 Choong Nam Spinning (a)(12)..........      1,596,424        166,011
    121,863 Ssangyong Cement Industries Pfd. (6).      1,779,041        162,777
        206 SK Telecom Co., Ltd. (16)............         68,829         80,169
                                                    ------------ --------------
                                                      28,310,005     14,194,732
                                                    ------------ --------------
            HONG KONG (2.37%)
 39,600,042 CDL Hotels International Limited
             (19)................................     15,917,190     14,692,803
 10,180,000 Shaw Brothers (Hong Kong) Limited
             (15)................................     12,566,600      6,700,221
  2,500,000 South China Morning Post Holdings
             Corp. (15)..........................      1,523,194      1,677,701
  3,750,000 China-Hong Kong Photo Products
             Holdings Limited (12)...............      1,338,148        832,398
                                                    ------------ --------------
                                                      31,345,132     23,903,123
                                                    ------------ --------------
            MALAYSIA (0.14%)
    425,000 Genting Berhad (12)..................      1,228,452      1,451,503
                                                    ------------ --------------
            SINGAPORE (0.88%)
  1,450,000 Times Publishing Limited (15)........      3,254,932      2,891,917
  2,150,000 Delgro Corporation Ltd. (20).........      4,618,880      2,570,146
  1,000,000 Clipsal Industries Ltd. (6)..........      2,150,098      1,500,000

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

  NUMBER                                                COST         VALUE
 OF SHARES                                            (NOTE 1)      (NOTE 1)
 ---------                                            --------      --------
           COMMON AND PREFERRED STOCKS
            (continued)
           SINGAPORE (continued)
 1,750,000 Thakral Corporation Ltd. (13).........   $  1,437,020 $      875,000
 1,250,000 Intraco, Ltd. (13)....................      1,978,011        696,810
   750,000 Singapore Bus Service Limited (9).....        586,071        369,309
                                                    ------------ --------------
                                                      14,025,012      8,903,182
                                                    ------------ --------------
           THAILAND (0.32%)
   595,400 Oriental Hotel PCL (19)...............      2,948,412      3,177,484
                                                    ------------ --------------
           VIETNAM (0.06%)
   162,900 The Lazard Vietnam Fund Limited
            (a)(b)(e)(22)........................        448,873        407,250
    42,800 The Vietnam Frontier Fund
            (a)(b)(e)(22)........................        440,840        192,600
                                                    ------------ --------------
                                                         889,713        599,850
                                                    ------------ --------------
           INDIA AND PAKISTAN (0.32%)
   325,836 The Pakistan Investment Fund, Inc.
            (a)(22)..............................      2,548,239      1,445,897
   149,500 The India Fund, Inc. (22).............      1,788,520      1,083,875
    10,000 The Spartek Emerging Opportunities of
            India Fund (a)(b)(e)(22).............      1,035,000        433,800
    75,000 Gujarat Narmada Valley Fertilizers
            Company Limited GDR (8)..............        862,500        150,000
    50,000 Gujarat Narmada Valley Fertilizers
            Company Limited GDR (b)(8)...........        640,625        100,000
                                                    ------------ --------------
                                                       6,874,884      3,213,572
                                                    ------------ --------------
           AUSTRALIA AND NEW ZEALAND (2.57%)
 5,200,549 Carter Holt Harvey Limited (3)........     11,167,042      7,101,555
 1,238,590 Independent Press Communications
            Limited 5% exchangable preference
            shares (15)..........................      6,842,301      6,265,504
 6,250,000 Tasman Agriculture Limited (4)........      4,437,058      2,937,016
 3,250,000 Spotless Services Limited (16)........      2,027,217      2,711,914
 6,121,333 Shortland Properties Limited (19).....      3,174,660      2,707,343
 6,353,338 Evergreen Forests Limited (a)(3)......      2,788,257      1,475,226
   375,700 Radio Pacific Limited (15)............        682,453        758,126
   725,000 Eltin Limited (24)....................      2,309,039        657,780
   800,000 Motors Holding Limited (13)...........        595,562        423,840
 1,250,000 Wrightson Limited (4).................      1,215,339        407,727
   250,000 Damba Holdings Limited (13)...........        130,849        152,034
   825,000 Apple Fields Limited (a)(4)...........        507,472        136,830
   150,000 The Colonial Motor Company Limited
            (13).................................        169,520        124,391
                                                    ------------ --------------
                                                      36,046,769     25,859,286
                                                    ------------ --------------
           CANADA (2.65%)
   475,000 Noranda Inc. (21).....................      8,806,986      9,405,278
   250,000 Canadian Pacific Limited (21).........      4,244,225      7,375,000
   100,000 Canadian National Railway Company (9).      2,683,703      6,400,000
   150,000 Franco-Nevada Mining Corp. Ltd. (24)..      3,204,853      3,488,003
                                                    ------------ --------------
                                                      18,939,767     26,668,281
                                                    ------------ --------------
           MEXICO (1.17%)
 2,545,000 Industrias Penoles, S.A. de C.V. (1)..     10,204,806     10,614,742
 3,500,000 Grupo Fernandez Editores, S.A. de C.V.
            "B' (a)(15)..........................      1,033,836        562,562
    15,000 Grupo Televisa S.A. GDR (a)(15).......        344,317        549,375
                                                    ------------ --------------
                                                      11,582,959     11,726,679
                                                    ------------ --------------

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

   NUMBER                                               COST         VALUE
 OF SHARES                                            (NOTE 1)      (NOTE 1)
 ---------                                            --------      --------
            COMMON AND PREFERRED STOCKS
             (continued)
            ARGENTINA (0.46%)
  3,030,864 Ledesma S.A.A.I. (4).................   $  4,686,541 $    2,819,098
    450,000 Siderca S.A.I.C. (2).................        265,818      1,201,668
    262,500 Cresud S.A.C.I.F. y A. (a)(4)........        411,316        559,203
                                                    ------------ --------------
                                                       5,363,675      4,579,969
                                                    ------------ --------------
            SOUTH AFRICA (0.37%)
    100,000 Omni Media Corporation (15)..........        782,730      1,557,100
    203,494 JCI Limited (1)......................      1,054,157      1,069,002
     53,700 Anglo American Platinum Corporation
             Ltd. (24)...........................        847,702        825,498
    200,000 Stellenbosch Farmers' Winery Group
             Limited (4).........................        215,345        295,929
                                                    ------------ --------------
                                                       2,899,934      3,747,529
                                                    ------------ --------------
            MISCELLANEOUS (2.13%)
    215,000 Banco Latinoamericano de
             Exportaciones S.A. Class "E'
             (BLADEX) (17).......................      9,025,370      8,089,375
    259,500 Freeport McMoRan Copper & Gold Inc.,
             Preferred Series "D' (e)(24)........      5,260,795      5,060,250
    225,000 Minorco ADR (1)......................      5,074,119      3,708,984
    175,000 North European Oil Royalty Trust (2).      2,363,842      2,723,437
        500 Socfinasia (20)......................        673,348      1,456,521
      5,000 Carl Marks Global Value Fund, L.P.
             (a)(b)(e)(22).......................        500,000        445,538
                                                    ------------ --------------
                                                      22,897,474     21,484,105
                                                    ------------ --------------
            TOTAL COMMON AND PREFERRED STOCKS....    733,596,021    762,660,100
                                                    ------------ --------------
 PRINCIPAL
   AMOUNT
 ---------
            BONDS, NOTES AND CONVERTIBLE BONDS
            U.S. DOLLAR CONVERTIBLE BONDS (3.99%)
 $1,100,000 Medya International Ltd. 10% due
             6/28/2001 (15)......................        969,884        852,500
  1,250,000 International Container Terminal
             Services, Inc. 5% due 9/15/2001 (9).      1,080,233        951,563
  6,450,000 International Container Terminal
             Services, Inc. 1 3/4% due 3/13/2004
             (9).................................      5,521,294      5,514,750
  1,500,000 YangMing Marine Transportation 2% due
             10/06/2001 (9)......................      1,737,000      1,725,000
  1,500,000 Tingyi (CI) Holdings 1 5/8% due
             7/12/2002 (12)......................      1,034,828      1,125,000
  1,000,000 Sincere Navigation Corporation 3 3/4%
             due 5/26/2003 (9)...................      1,051,125      1,207,500
  2,150,000 IRSA Inversiones y Representaciones
             S.A. 4 1/2% due 8/02/2003 (b)(19)...      2,229,295      2,375,750
  1,210,000 IRSA Inversiones y Representaciones
             S.A. 4 1/2% due 8/02/2003 (19)......      1,358,314      1,337,050
  8,156,000 Scandinavian Broadcasting System SA 7
             1/4% due 8/01/2005 (15).............      7,978,283      9,624,080
  6,500,000 P.T. Inti Indorayon Utama 7% due
             5/02/2006 (3).......................      5,066,269      2,470,000
  4,165,000 Tipco Asphalt Public Co. Ltd. 2 3/4%
             due 9/19/2006 (6)...................      3,537,514      3,519,425
  5,750,000 Cheil Jedang Corporation 3% due
             12/31/2006 (21).....................      6,892,481      6,468,750
  1,000,000 LG Electronics Inc. 1/4% due
             12/31/2007 (10).....................        696,559        765,000
  2,450,000 Samsung Electronics Co. Ltd. 0% due
             12/31/2007 (10).....................      1,862,249      2,094,750
    145,000 Samsung Electronics Co. Ltd. 0% due
             12/31/2007 (b)(10)..................        124,748        123,975
                                                    ------------ --------------
                                                      41,140,076     40,155,093
                                                    ------------ --------------
            U.S. DOLLAR BONDS AND NOTES (4.37%)
  2,500,000 IRSA Inversiones y Representaciones
             S.A. 8 7/8% due 3/03/1999 (19)......      2,427,394      2,518,910
    300,000 Tubos de Acero de Mexico, S.A. 10
             1/2% due 3/10/1999 (e)(2)...........        296,290        306,750
  1,000,000 Cemex SA 10% due 11/05/1999 (6)......        976,061      1,038,750
    750,000 P.T. Inti Indorayon Utama 9 1/8% due
             10/15/2000 (3)......................        672,033        618,750
  1,950,000 PT Pabrik Kertas Tjiwi Kimia 13 1/4%
             due 8/01/2001 (3)...................      2,029,250      1,784,250
    500,000 Vital Forsikring FRN due 12/22/2003
             (6.9375% @ 3/31/1998) (17)..........        498,636        503,000
  1,000,000 Wharf International Finance Ltd. 7
             5/8% due 3/07/2007 (17).............        852,998        893,750
    800,000 Ministry of Finance Russia 10% due
             6/26/2007 (23)......................        721,956        765,500

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

     PRINCIPAL                                          COST         VALUE
      AMOUNT                                          (NOTE 1)      (NOTE 1)
     ---------                                        --------      --------
                   BONDS, NOTES AND CONVERTIBLE
                    BONDS (continued)
                   U.S. DOLLAR BONDS AND NOTES
                    (continued)
 $       9,000,000 Grupo Televisa S.A. 0/13 1/4%
                    due 5/15/2008 (0% @
                    3/31/1998) (a)(15)...........   $  6,172,538 $    7,031,250
         5,750,000 Republic of Argentina Par 5
                    1/2% due 3/31/2023 (23)......      2,850,409      4,405,937
         5,750,000 Federal Republic of Brazil DCB
                    FRN due 4/15/2012 (6 3/4% @
                    3/31/1998) (23)..............      4,641,978      4,621,563
         4,627,333 Federal Republic of Brazil "C'
                    Bonds 8% due 4/15/2014 (23)..      2,526,449      3,889,852
         1,750,000 Federal Republic of Brazil Par
                    ZL 5 1/4% due 4/15/2024 (23).        806,912      1,319,063
         2,250,000 United Mexican States Disc.
                    FRN "A' due 12/31/2019
                    (6.6925% @ 3/31/1998) (23)...      1,908,305      2,120,625
           750,000 United Mexican States Disc.
                    FRN "B' due 12/31/2019
                    (6.6172% @ 3/31/1998) (23)...        627,151        706,875
         2,000,000 United Mexican States Disc.
                    FRN "D' due 12/31/2019 (6
                    3/4% @ 3/31/1998) (23).......      1,720,422      1,885,000
         2,000,000 Republic of Bulgaria IAB due
                    7/28/2011 (6.5625% @
                    3/31/1998) (23)..............      1,474,643      1,568,750
         1,000,000 Republic of Bulgaria Disc. "A'
                    FRN due 7/28/2024 (6.5625% @
                    3/31/1998) (23)..............        536,277        823,125
         1,500,000 Republic of Poland Disc. FRN
                    due 10/27/2024 (6.6875% @
                    3/31/1998) (23)..............      1,049,971      1,471,875
         1,500,000 Bergen Bank Floating Rate
                    Perpetual Notes (5.8125% @
                    3/31/1998) (17)..............      1,165,250      1,246,875
         3,000,000 Christiana Bank Floating Rate
                    Perpetual Notes (6.0625% @
                    3/31/1998) (17)..............      2,326,250      2,557,500
         2,000,000 Goldman Sachs Group L.P. Cocoa
                    Indexed Note 5.65% due
                    8/07/1998 (d)(4).............      2,000,000      1,965,640
                                                    ------------ --------------
                                                      38,281,173     44,043,590
                                                    ------------ --------------
                   NON U.S. DOLLAR CONVERTIBLE
                    BONDS (3.51%)
 NZD     2,153,666 Shortland Properties Limited 7
                    1/2% due 12/31/1998 (19).....      1,013,716        946,570
 CAD     3,250,000 InterTAN, Inc. 9% due
                    8/30/2000 (b)(e)(13).........      2,393,997      2,370,257
 JPY   185,000,000 Nippon Yusen Kabushiki 2% due
                    9/29/2000 (9)................      2,094,452      1,459,996
 JPY   250,000,000 Hanshin Railway Co., Ltd. 1
                    1/2% due 9/30/2005 (9).......      1,967,490      1,717,665
 FRF    41,509,260 Immobiliere Hoteliere 5% due
                    1/01/2001 (19)...............      6,473,452      5,831,293
 FRF     3,696,000 Crometal 4 1/2% due 1/01/2001
                    (7)..........................        726,377        653,333
 FRF     3,358,800 Gaumont SA 3 3/4% due
                    1/01/2003 (15)...............        653,654        663,467
 FRF    16,000,000 Alcatel Alsthom 2 1/2% due
                    1/01/2004 (21)...............      3,110,687      3,733,333
 ECU       775,000 Espirito Santo Financial Group
                    SA 8 3/4% due 4/10/2003 (17).      1,088,932      1,381,002
 GBP     2,200,000 Lonrho Finance plc 6% due
                    2/27/2004 (21)...............      3,252,916      3,453,141
 GBP     1,850,000 BAA plc 5 3/4% due 3/29/2006
                    (9)..........................      3,078,999      3,554,223
 GBP     6,000,000 Berisford plc 5% due 1/31/2015
                    (12).........................      6,583,621      9,568,339
                                                    ------------ --------------
                                                      32,438,293     35,332,619
                                                    ------------ --------------
                   NON U.S. DOLLAR BONDS AND
                    NOTES (3.35%)
 ZAR    10,000,000 Republic of South Africa 13%
                    due 8/31/2010 (23)...........      1,945,964      1,967,370
 KRW 3,500,000,000 Korean Development Bank 0% due
                    3/26/1999 (a)(23)............      2,128,334      2,126,787
 NZD     5,500,000 New Zealand Government 10% due
                    3/15/2002 (23)...............      3,975,359      3,296,806
 NZD     7,000,000 Trans Power Finance Limited 8%
                    due 3/15/2002 (18)...........      4,393,847      3,841,440
 NZD       500,000 Telecom Corp. of New Zealand 9
                    1/4% due 7/01/2002 (18)......        305,179        287,482
 NZD     1,500,000 Telecom Corp. of New Zealand 7
                    1/2% due 7/14/2003 (18)......        882,745        810,616
 AUD    20,000,000 Queensland Treasury
                    Corporation 8% due 9/14/2007
                    (23).........................     15,108,617     15,159,101
 GBP       500,000 Carlsberg Finance A/S 7% due
                    2/26/2013 (12)...............        853,784        852,470
 FRF    21,500,000 United Mexican States Par
                    6.63% due 12/31/2019 (23)....      2,494,108      2,970,909
 FRF    12,500,000 Republic of Venezuela Par
                    7.71% due 3/31/2020 (23).....      1,386,444      1,752,525
 CHF       500,000 Scandinavian Airlines System
                    Variable Rate Perpetual Notes
                    (3 5/8% @ 3/31/1998) (9).....        247,886        256,166

                              SoGen Overseas Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

  PRINCIPAL                                          COST          VALUE
   AMOUNT                                          (NOTE 1)       (NOTE 1)
  ---------                                        --------       --------
             BONDS, NOTES AND CONVERTIBLE
              BONDS (continued)
             NON U.S. DOLLAR BONDS AND NOTES
              (continued)
 DEM 900,000 Air Canada Variable Rate
              Perpetual Notes (4 5/8% @
              3/31/1998) (9)..................   $    349,963  $      330,050
 DEM 170,000 Air Canada 6 1/4% Perpetual Note
              (9).............................         99,289         110,545
                                                 ------------  --------------
                                                   34,171,519      33,762,267
                                                 ------------  --------------
             TOTAL BONDS, NOTES AND
              CONVERTIBLE BONDS...............    146,031,061     153,293,569
                                                 ------------  --------------
             SHORT-TERM INVESTMENTS (7.35%)
 $ 8,450,000 Raytheon Company 6.00% due
              4/01/1998.......................      8,450,000       8,450,000
   6,733,000 Raytheon Company 5.80% due
              4/01/1998.......................      6,733,000       6,733,000
  13,062,000 Raytheon Company 5.80% due
              4/03/1998.......................     13,057,791      13,057,791
  12,221,000 Carter Holt Harvey Limited 6% due
              4/06/1998.......................     12,210,816      12,210,816
   5,798,000 Raytheon Company 5.78% due
              4/06/1998.......................      5,793,346       5,793,346
   2,076,000 Toshiba Capital (Asia) Limited
              5.63% due 4/08/1998.............      2,073,727       2,073,727
   9,047,000 Rayonier Inc. 5.70% due
              4/09/1998.......................      9,035,541       9,035,541
   7,087,000 Rayonier Inc. 5.70% due
              4/09/1998.......................      7,078,023       7,078,023
   9,604,000 CSX Corporation 5.76% due
              4/30/1998.......................      9,559,437       9,559,437
                                                 ------------  --------------
             TOTAL SHORT-TERM INVESTMENTS.....     73,991,681      73,991,681
                                                 ------------  --------------
             TOTAL INVESTMENTS (98.30%).......   $953,618,763* $  989,945,350**
                                                 ============
             Other assets in excess of
              liabilities (1.70%) ............                     17,158,284
                                                               --------------
             Net Assets (100.00%) ............                 $1,007,103,634
                                                               ==============

                              SoGen Overseas Fund

                       NOTES TO SCHEDULE OF INVESTMENTS
                                MARCH 31, 1998

(a) Non-income producing security.
(b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.
(c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting se-curities. Following is a summary of transactions with each such affiliate for the year ended March 31, 1998.

                   Purchases         Sales    Realized Dividend
   Affiliate   Shares    Cost     Shares Cost   Gain    Income
  -------------------------------------------------------------
   VAE AG      22,000 $2,201,307    --    --     --    $121,677

(d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity or commodity in-dex.
(e) Security for which there are less than three market makers.
 * At March 31, 1998 cost is substantially identical for both book and federal income tax purposes.
** Gross unrealized appreciation and depreciation of securities at March 31, 1998 were $148,629,663 and $112,303,076, respectively (net appreciation was $36,326,587).

FOREIGN CURRENCIES       INDUSTRY CLASSIFICATIONS
------------------       ------------------------
NZD--New Zealand Dollar   (1) Metals and Minerals (13) Distribution
CAD--Canadian Dollar      (2) Energy              (14) Health Care
JPY--Japanese Yen         (3) Forest Products     (15) Media
FRF--French Franc         (4) Agriculture         (16) Services
ECU--European Currency
 Unit                     (5) Automotive          (17) Financial Institutions
GBP--Pound Sterling       (6) Building Materials  (18) Utilities
ZAR--South African Rand   (7) Capital Goods       (19) Real Estate
KRW--South Korean Won     (8) Chemicals           (20) Holding Companies
AUD--Australian Dollar    (9) Transportation      (21) Conglomerates
CHF--Swiss Franc         (10) Electronics         (22) Investment Companies
DEM--Deutsche Mark       (11) Technology          (23) Government Issues
                         (12) Consumer Products   (24) Gold Related

BOND TYPES
----------                     ---
FRN--Floating Rate Note
DCB--Debt Conversion Bond
"C'--Capitalization
IAB--Interest in Arrears Bond

--------
See Notes to Financial Statements.

                                SoGen Gold Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 1998

  NUMBER                                                   COST        VALUE
 OF SHARES                                               (NOTE 1)    (NOTE 1)
 ---------                                               --------    --------
           COMMON AND PREFERRED STOCKS
           UNITED STATES (32.49%)
   149,500 Freeport McMoRan Copper & Gold Inc.,
            Preferred Series "C' (c).................   $ 5,407,939 $ 3,204,906
   100,000 Freeport McMoRan Copper & Gold Inc.,
            Preferred Series "D' (c).................     2,151,079   1,950,000
    41,500 Freeport McMoRan Copper & Gold Inc.,
            Preferred Series "B' (c).................     1,553,927     983,031
    65,000 Newmont Mining Corporation................     2,438,764   1,986,563
     1,000 Case, Pomeroy & Co., Inc. Class "A'.......     1,084,930   1,020,000
   100,000 Homestake Mining Company..................     2,021,673   1,087,500
                                                        ----------- -----------
                                                         14,658,312  10,232,000
                                                        ----------- -----------
           CANADA (15.61%)
    75,000 Franco-Nevada Mining Corp. Ltd............     1,032,314   1,744,002
    55,000 Euro-Nevada Mining Corp. Ltd..............       290,874     930,134
    45,000 Pan American Silver Corp. (a).............       150,395     442,342
    30,000 Placer Dome Inc...........................       643,000     395,625
   115,000 Meridian Gold Inc. (a)....................       433,623     388,965
    50,000 Cambior Inc...............................       645,905     339,992
    65,000 TVX Gold Inc. (a).........................       649,336     211,250
   100,000 Miramar Mining Corporation (a)............       202,289     173,343
    45,000 Golden Star Resources Ltd. (a)............       550,389     143,438
    54,190 Echo Bay Mines Ltd. (a)...................       671,191     125,314
    35,000 Pegasus Gold Inc. (a).....................       552,623      15,400
   110,000 TVI Pacific Inc. (a)......................        91,101       6,201
                                                        ----------- -----------
                                                          5,913,040   4,916,006
                                                        ----------- -----------
           AUSTRALIA (3.70%)
 1,500,000 Perilya Mines N.L. (a)....................       896,936     437,085
   575,000 Otter Gold Mines Limited (a)..............       656,373     327,483
   285,000 Macraes Mining Company Limited............       437,507     147,218
   170,000 Macraes Mining Company Limited 7% due
            9/15/1998................................       338,804      84,437
   500,000 Kidston Gold Mines Limited (a)............       800,632     125,828
   500,000 Panorama Resources NL (a).................       107,089      42,218
                                                        ----------- -----------
                                                          3,237,341   1,164,269
                                                        ----------- -----------
           SOUTH AFRICA (16.66%)
   325,000 Anglogold Limited ADR.....................     2,218,564   1,381,250
   150,000 Driefontein Consolidated Ltd. ADR.........     1,392,712     956,250
    49,450 Anglo American Platinum Corporation Ltd...       775,337     760,165
    85,000 Gold Fields Limited.......................       540,509     464,250
    30,849 Gold Fields Limited ADR...................       829,870     150,389
   125,000 Harmony Gold Mining Company Ltd. (a)......       570,859     428,252
   518,181 Avgold Limited (a)........................     1,133,617     360,205
    25,000 Gold Fields of South Africa...............       732,566     342,602
   120,250 St. Helena Gold Mines Ltd. ADR............     1,024,168     285,594
    50,000 St. Helena Gold Mines Ltd.................       227,823     119,166
                                                        ----------- -----------
                                                          9,446,025   5,248,123
                                                        ----------- -----------
           SWITZERLAND (14.03%)
       505 Bank for International Settlements (U.S.
            Tranche).................................     3,940,080   3,144,537
       225 Bank for International Settlements (French
            Tranche).................................     1,603,440   1,272,727
                                                        ----------- -----------
                                                          5,543,520   4,417,264
                                                        ----------- -----------

                                SoGen Gold Fund

                            SCHEDULE OF INVESTMENTS
                                MARCH 31, 1998

    NUMBER                                              COST         VALUE
   OF SHARES                                          (NOTE 1)     (NOTE 1)
   ---------                                          --------     --------
               COMMON AND PREFERRED STOCKS
                (continued)
               MISCELLANEOUS (15.80%)
       925,000 Lonrho plc.........................   $ 2,219,041  $ 1,688,063
       375,000 Industrias Penoles, S.A. de C.V....     1,078,151    1,564,058
     1,090,829 Minas de Arcata S.A. (a)...........     1,448,082    1,382,275
 1,000,000,000 Manila Mining Corporation "B'......     1,842,975      343,325
                                                     -----------  -----------
                                                       6,588,249    4,977,721
                                                     -----------  -----------
               TOTAL COMMON AND PREFERRED STOCKS..    45,386,487   30,955,383
                                                     -----------  -----------
   PRINCIPAL
    AMOUNT
   ---------
               BONDS, NOTES AND CONVERTIBLE BONDS
               U.S. DOLLAR CONVERTIBLE BONDS
                (1.26%)
      $100,000 Dayton Mining Corporation 7% due
                4/01/2002 (b).....................       100,000       63,500
       350,000 Pegasus Gold Inc. 6 1/4% due
                4/30/2002 (a)(d)..................       385,500       22,750
       250,000 Pegasus Gold Inc. 6 1/4% due
                4/30/2002 (a)(b)(d)...............       220,952       16,250
       500,000 Agnico-Eagle Mines Limited 3 1/2%
                due 1/27/2004.....................       407,430      295,625
                                                     -----------  -----------
               TOTAL BONDS, NOTES AND CONVERTIBLE
                BONDS.............................     1,113,882      398,125
                                                     -----------  -----------
               SHORT-TERM INVESTMENTS (0.66%)
       208,000 Maytag Corporation 6.20% due
                4/01/1998.........................       208,000      208,000
                                                     -----------  -----------
               TOTAL INVESTMENTS (100.21%)........   $46,708,369*  31,561,508**
                                                     ===========
               Other liabilities in excess of
                assets (-0.21%)...................                    (66,258)
                                                                  -----------
               Net assets (100.00%)...............                $31,495,250
                                                                  ===========

--------
(a) Non-income producing security.

(b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(d) In default as to principal and interest.

 * At March 31, 1998 cost is substantially identical for both book and federal income tax purposes.

** Gross unrealized appreciation and depreciation of securities at March 31,
   1998 were $2,128,802 and $17,275,663 respectively (net depreciation was $15,146,861).
--------
See Notes to Financial Statements.

                               SoGen Money Fund

                            SCHEDULE OF INVESTMENTS
                                MARCH 31, 1998

 CREDIT  PRINCIPAL                                        COST         VALUE
 RATING+  AMOUNT                                        (NOTE 1)     (NOTE 1)
 ------- ---------                                      --------     --------
                   COMMERCIAL PAPER (100.22%)
   A1    $945,000  American Express Credit
                   Corporation 5.75% due 4/01/1998..   $   945,000  $   945,000
   A1     945,000  Prudential Funding Corporation
                   5.90% due 4/01/1998..............       945,000      945,000
   A1     600,000  Ford Motor Credit Company 5.82%
                   due 4/02/1998....................       599,903      599,903
   A1     825,000  The Walt Disney Company 5.46% due
                   4/02/1998........................       824,875      824,875
   A1     825,000  Air Products and Chemicals, Inc.
                   5.55% due 4/03/1998..............       824,746      824,746
   A1     972,000  BOC Group Inc. 5.54% due
                   4/03/1998........................       971,701      971,701
   A1     940,000  General Motors Acceptance Company
                   5.62% due 4/06/1998..............       939,266      939,266
   A1+    800,000  E. I. du Pont de Nemours and
                   Company 5.50% due 4/06/1998......       799,389      799,389
   A1     825,000  Xerox Credit Corporation 5.52%
                   due 4/06/1998....................       824,367      824,367
   A1+    525,000  Abbott Laboratories 5.49% due
                   4/07/1998........................       524,519      524,519
   A1     850,000  The Sherwin-Williams Company
                   5.52% due 4/07/1998..............       849,218      849,218
   A1+    825,000  Toyota Motor Credit Corporation
                   5.55% due 4/08/1998..............       824,110      824,110
   A1     755,000  Pearson Inc. 5.55% due 4/09/1998.       754,069      754,069
   A1     850,000  H. J. Heinz Company 5.47% due
                   4/13/1998........................       848,450      848,450
   A1+    935,000  General Electric Capital
                   Corporation 5.51% due 4/13/1998..       933,283      933,283
   A1+    800,000  Merrill Lynch & Co., Inc. 5.57%
                   due 4/13/1998....................       798,515      798,515
   A1     940,000  Caterpillar Financial Services
                   Corporation 5.56% due 4/14/1998..       938,113      938,113
   A1     393,000  Lucent Technologies Inc. 5.56%
                   due 4/14/1998....................       392,211      392,211
   A1+    500,000  Pfizer Inc. 5.54% due 4/14/1998..       499,000      499,000
   A1+    950,000  Emerson Electric Co. 5.48% due
                   4/17/1998........................       947,686      947,686
   A1     825,000  Monsanto Company 5.51% due
                   4/20/1998........................       822,601      822,601
   A1+    935,000  The Coca Cola Company 5.47% due
                   4/27/1998........................       931,306      931,306
   A1+    825,000  Motorola Credit Corporation 5.49%
                   due 5/11/1998....................       819,967      819,967
   A1+    532,000  Hitachi America Ltd. 5.57% due
                   5/21/1998........................       527,884      527,884
                                                       -----------  -----------
                   TOTAL COMMERCIAL PAPER...........   $19,085,179*  19,085,179
                                                       ===========
                   Other liabilities in excess of
                   assets (-0.22%)..................                   (42,565)
                                                                    -----------
                   Net assets (100.00%).............                $19,042,614
                                                                    ===========

--------
 * At March 31, 1998 cost is identical for both book and federal income tax purposes.
 + Credit ratings given by Standard & Poor's Corporation. An A1+ or A1 rating indicates a short-term instrument of the highest quality.
--------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 1998

                                           SOGEN          SOGEN         SOGEN
                                       OVERSEAS FUND    GOLD FUND    MONEY FUND
                                       --------------  ------------  -----------
ASSETS:
  Investments, at value (cost:
   $953,618,763, $46,708,369 and
   $19,085,179, respectively)
   (Note 1)..........................  $  989,945,350  $ 31,561,508  $19,085,179
  Cash...............................       1,108,164           --           --
  Receivable for forward currency
   contracts held, at value (Notes 1
   and 7)............................      15,694,792           --           --
  Receivable for investment securi-
   ties sold.........................       5,388,461           --           --
  Receivable for Fund shares sold....       1,016,136        30,807        6,481
  Accrued interest and dividends re-
   ceivable..........................       5,260,000       130,822          --
  Prepaid expenses and other assets..          19,031         6,877        1,471
  Deferred organization costs (Note
   1)................................           3,619         3,634        3,612
                                       --------------  ------------  -----------
      TOTAL ASSETS...................   1,018,435,553    31,733,648   19,096,743
                                       --------------  ------------  -----------
LIABILITIES:
  Payable for Fund shares redeemed...       7,156,959       108,064          --
  Payable for investment securities
   purchased.........................       2,172,610           --           --
  Payable for forward currency con-
   tracts held, at value (Notes 1 and
   7)................................          92,494           --           --
  Investment advisory fees payable
   (Note 2)..........................         679,050        41,465       14,611
  Distribution fees payable (Note 3).         605,191        18,881          --
  Directors' fees payable (Note 2)...          27,559         2,683          658
  Accrued expenses and other liabili-
   ties..............................         598,056        67,305       38,860
                                       --------------  ------------  -----------
      TOTAL LIABILITIES..............      11,331,919       238,398       54,129
                                       --------------  ------------  -----------
NET ASSETS:
  Capital stock (par value, $0.001
   per share)........................          74,482         4,307       19,043
  Capital surplus....................     919,120,512    52,662,879   19,023,571
  Net unrealized appreciation (depre-
   ciation) on:
    Investments......................      36,326,587   (15,146,861)         --
    Forward currency contracts.......      15,602,298           --           --
    Foreign currency related transac-
     tions...........................        (106,629)          235          --
  Undistributed net realized gains
   (losses) on investments...........      20,957,339    (5,868,747)         --
  Undistributed (overdistributed) net
   investment income.................      15,129,045      (156,563)         --
                                       --------------  ------------  -----------
      NET ASSETS (Note 1)............  $1,007,103,634  $ 31,495,250  $19,042,614
                                       ==============  ============  ===========
NET ASSET VALUE PER SHARE (NAV)
 (based on 74,481,912 4,306,972 and
 19,042,614 shares outstanding,
 respectively; 1,000,000,000 shares
 authorized) (Note 5)................  $        13.52  $       7.31  $      1.00
                                       ==============  ============  ===========
MAXIMUM OFFERING PRICE PER SHARE (NAV
 / 96.25%; except SoGen Money Fund)..  $        14.05  $       7.59  $      1.00
                                       ==============  ============  ===========

--------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED MARCH 31, 1998

                                             SOGEN         SOGEN        SOGEN
                                         OVERSEAS FUND   GOLD FUND    MONEY FUND
                                         -------------  ------------  ----------
INVESTMENT INCOME:
  Income:
    Interest (net of $83,766, $2,088 and
     $0 foreign taxes withheld,
     respectively)...................... $ 18,892,950   $    219,425   $852,836
    Dividends (net of $1,671,989,
     $25,904 and $0 foreign taxes
     withheld, respectively)............   16,766,522      1,010,572        --
                                         ------------   ------------   --------
     Total income from operations.......   35,659,472      1,229,997    852,836
                                         ------------   ------------   --------
  Expenses:
    Investment advisory fees (Note 2)...    7,798,589        304,294     60,497
    Distribution fees (Note 3)..........    2,598,148        101,421        --
    Custodian fees......................    1,167,743         54,864     30,410
    Shareholder servicing agent fees....      808,128         92,443     19,300
    Printing............................      103,000          5,832      1,400
    Registration and filing fees........       90,000         13,000     15,000
    Audit fees..........................       65,000         42,000     14,000
    Directors' fees (Note 2)............       35,880          2,730        390
    Insurance...........................       21,777          2,094      1,047
    Amortization of deferred
     organization costs (Note 1)........        9,218          9,218      9,218
    Legal fees..........................        7,740            500        100
    Miscellaneous.......................       39,843          6,450        500
                                         ------------   ------------   --------
     Total expenses from operations.....   12,745,066        634,846    151,862
                                         ------------   ------------   --------
  Advisory fees waived (Note 2).........          --             --     (37,399)
  Expenses reduction due to earnings
   credits (Note 1).....................      (25,871)        (3,307)    (1,710)
                                         ------------   ------------   --------
     Net expenses from operations.......   12,719,195        631,539    112,753
                                         ------------   ------------   --------
  Net investment income (Note 1)........   22,940,277        598,458    740,083
                                         ------------   ------------   --------
REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS AND FOREIGN CURRENCY
 RELATED TRANSACTIONS (NOTES 1 AND 7):
  Net realized gains (losses) from:
    Investment transactions.............   53,627,648     (3,837,335)       --
    Foreign currency related
     transactions.......................   38,411,988        (32,671)       --
                                         ------------   ------------   --------
                                           92,039,636     (3,870,006)       --
                                         ------------   ------------   --------
  Change in unrealized appreciation
   (depreciation) of:
    Investments.........................  (22,930,889)   (10,689,292)       --
    Foreign currency related
     transactions.......................   (1,874,686)         1,382        --
                                         ------------   ------------   --------
                                          (24,805,575)   (10,687,910)       --
                                         ------------   ------------   --------
Net gain (loss) on investments and
 foreign currency related transactions..   67,234,061    (14,557,916)       --
                                         ------------   ------------   --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............. $ 90,174,338   $(13,959,458)  $740,083
                                         ============   ============   ========

--------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                     SOGEN                         SOGEN                       SOGEN
                                 OVERSEAS FUND                   GOLD FUND                  MONEY FUND
                          -----------------------------  --------------------------  --------------------------
                               Year           Year           Year          Year          Year          Year
                              Ended           Ended         Ended         Ended         Ended         Ended
                            March 31,       March 31,     March 31,     March 31,     March 31,     March 31,
                               1998           1997           1998          1997          1998          1997
                          --------------  -------------  ------------  ------------  ------------  ------------
OPERATIONS:
 Net investment income..  $   22,940,277  $  17,840,624  $    598,458  $    716,920  $    740,083  $    503,842
 Net realized gain
  (loss) from
  investments and
  foreign currency
  related transactions..      92,039,636     51,771,626    (3,870,006)     (761,753)          --            --
 Increase (decrease) in
  unrealized
  appreciation
  (depreciation) of
  investments and
  foreign currency
  related transactions..     (24,805,575)    21,576,825   (10,687,910)   (7,932,740)          --            --
                          --------------  -------------  ------------  ------------  ------------  ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............      90,174,338     91,189,075   (13,959,458)   (7,977,573)      740,083       503,842
                          --------------  -------------  ------------  ------------  ------------  ------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
 Dividends paid from net
  investment income.....     (56,572,364)   (35,317,287)   (1,698,298)     (715,209)     (740,083)     (503,842)
 Distributions paid from
  net realized gains
  from investment
  transactions..........     (46,971,171)   (22,367,476)          --       (105,967)          --            --
                          --------------  -------------  ------------  ------------  ------------  ------------
 Decrease in net assets
  resulting from
  distributions.........    (103,543,535)   (57,684,763)   (1,698,298)     (821,176)     (740,083)     (503,842)
                          --------------  -------------  ------------  ------------  ------------  ------------
FUND SHARE TRANSACTIONS
 (NOTE 5):
 Net proceeds from
  shares sold...........     407,593,939    398,376,548    23,076,846    55,625,012    84,544,002    90,314,681
 Net asset value of
  shares issued for
  reinvested dividends
  and distributions.....      95,642,644     55,745,006     1,544,469       790,492       630,970       460,368
 Cost of shares
  redeemed..............    (436,078,395)  (181,708,882)  (30,119,535)  (58,226,814)  (79,260,149)  (86,134,242)
                          --------------  -------------  ------------  ------------  ------------  ------------
 Increase (decrease) in
  net assets from Fund
  share transactions....      67,158,188    272,412,672    (5,498,220)   (1,811,310)    5,914,823     4,640,807
                          --------------  -------------  ------------  ------------  ------------  ------------
 Net increase (decrease)
  in net assets.........      53,788,991    305,916,984   (21,155,976)  (10,610,059)    5,914,823     4,640,807
NET ASSETS (NOTE 1):
 Beginning of year......     953,314,643    647,397,659    52,651,226    63,261,285    13,127,791     8,486,984
                          --------------  -------------  ------------  ------------  ------------  ------------
 End of year (including
  undistributed
  (overdistributed) net
  investment income of
  $15,129,045,
  $9,043,647,
  $(156,563), $229,250,
  $0 and $0,
  respectively.)........  $1,007,103,634  $ 953,314,643  $ 31,495,250  $ 52,651,226  $ 19,042,614  $ 13,127,791
                          ==============  =============  ============  ============  ============  ============

--------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

  SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund are three separate portfolios of SoGen Funds, Inc. (the "Company"), an open-end management invest-ment company registered under the Investment Company Act of 1940, as amended (each individually a "Fund" or collectively the "Funds"). The following is a summary of significant accounting policies adhered to by the Funds.

  A) SECURITY VALUATION--In the case of SoGen Overseas Fund and SoGen Gold Fund, portfolio securities are valued based on market quotations where avail-able. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. In the case of SoGen Money Fund, portfolio securities are valued at their amortized cost, which approxi-mates market value, subject to guidelines and procedures established by the Board of Directors in accordance with applicable SEC regulations. Securities for which current market quotations are not readily available and any re-stricted securities are valued at fair value as determined in good faith by the Board of Directors.

  B) DEFERRED ORGANIZATION COSTS AND PREPAID EXPENSES--Costs incurred in con-nection with the organization of the Funds have been capitalized and are being amortized on a straight-line basis over a sixty-month period from the date each Fund commenced investment operations.

  C) SECURITY TRANSACTIONS AND INCOME--Security transactions are accounted for on a trade date basis. The specific identification method is used in determin-ing realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the ac-crual basis. In computing investment income, each Fund amortizes discounts on debt obligations; however, premiums are not amortized.

  D) EXPENSES--Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are allocated to each Fund in pro-portion to its relative net assets. Earnings credits reduce custodian fees and shareholder servicing agent fees by the amount of interest earned on balances with such service providers.

  E) FOREIGN CURRENCY TRANSLATION (SOGEN OVERSEAS FUND AND SOGEN GOLD FUND)-- The market values of securities which are not traded in U.S. currency are re-corded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such secu-rities are translated at exchange rates prevailing when acquired. Related divi-dends, interest and withholding taxes are accrued at the rates of exchange pre-vailing on the respective dates of such transactions.

  The net assets of each of SoGen Overseas Fund and SoGen Gold Fund are pre-sented at the foreign exchange rates and market values at the close of the pe-riod. Neither Fund isolates that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

  F) FORWARD CURRENCY CONTRACTS (SOGEN OVERSEAS FUND AND SOGEN GOLD FUND)--In connection with portfolio purchases and sales of securities denominated in for-eign currencies, SoGen Overseas Fund and SoGen Gold Fund may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts

                               SoGen Funds, Inc.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES (continued)

are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the re-lated foreign security trades, a Fund could be exposed to foreign currency fluctuations.

  G) U.S. INCOME TAXES--No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the In-ternal Revenue Code for a regulated investment company. SoGen Overseas Fund and SoGen Gold Fund declare and pay such income dividends and capital gains distributions on an annual basis. SoGen Money Fund declares daily dividends, equivalent to net investment income, which are paid on a monthly basis.

  H) RECLASSIFICATION OF CAPITAL ACCOUNTS--On the statements of assets and li-abilities, as a result of certain differences in the computation of net in-vestment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassifi-cation has been made to increase undistributed net investment income and de-crease undistributed net realized gains on investments in the amounts of $39,725,313 and $713,944 for SoGen Overseas Fund and SoGen Gold Fund, respec-tively. In addition, a reclassification has been made to increase undistrib-uted net investment income and decrease capital surplus in the amount of $83 for SoGen Gold Fund. A reclassification was also made to decrease undistrib-uted net realized gains and undistributed net investment income and increase capital surplus in the amounts of $80,839 and $7,828, respectively for SoGen Overseas Fund. These reclassifications have no impact on the net assets of the Funds.

  I) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make es-timates and assumptions that affect the reported amounts of assets and liabil-ities at the date of the financial statements and the reported amounts of rev-enues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2--INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PERSONS

  Under the terms of an investment advisory agreement dated August 17, 1993, each Fund pays Societe Generale Asset Management Corp. ("SGAM Corp.") a monthly advisory fee for advisory services and facilities furnished, at an an-nual rate of the average daily net assets of that Fund as follows: SoGen Over-seas Fund at 0.75%, SoGen Gold Fund at 0.75% and SoGen Money Fund at 0.40%. SGAM Corp. has agreed to waive its advisory fee and, if necessary, reimburse SoGen Money Fund through July 31, 1998 to the extent that SoGen Money Fund's aggregate expenses exceed 0.75% of its average daily net assets. Expense reim-bursements are accrued daily and paid monthly. For the year ended March 31,1998, investment advisory fees paid or payable were $7,798,589 and $304,294 for SoGen Overseas Fund and SoGen Gold Fund, respectively. For the same peri-od, $37,399 of the investment advisory fee of $60,497 for SoGen Money Fund was waived by SGAM Corp.

  For the year ended March 31 1998, Societe Generale Securities Corporation ("SGSC"), the principal underwriter, realized $259,875 and $25,189 in dealer's and underwriter's commissions, after reallowance to others, pertaining to the sale of shares of SoGen Overseas Fund and SoGen Gold Fund, respectively. So-ciete Generale, a stockholder of SGAM Corp. and SGSC, received dealer's com-missions of $1,548 and $1,194 pertaining to the sale of shares of SoGen Over-seas Fund and SoGen Gold Fund, respectively. For the same period, Societe Generale or its affiliates received $69,602 in broker's commissions for port-folio transactions executed on behalf of SoGen Overseas Fund.

                               SoGen Funds, Inc.

NOTE 2--INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PERSONS (continued)

  Each director who is not an officer of the Company or an employee of SGAM Corp., SGSC or its corporate affiliates is paid an annual fee of $6,000 plus $1,000 for each meeting attended. For the year ended March 31, 1998 such fees amounted to $35,880, $2,730 and $390 for SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund, respectively.

NOTE 3--PLAN OF DISTRIBUTION (SOGEN OVERSEAS FUND AND SOGEN GOLD FUND)

  The Company has entered into a Distribution Plan and Agreement ("the Plan") with SGSC, pursuant to the provisions of Rule 12b-1 under the Investment Com-pany Act of 1940, whereby SoGen Overseas Fund and SoGen Gold Fund pay SGSC quarterly, a distribution fee at an annual rate of up to 0.25% of each Fund's average daily net assets. Under the Plan, SGSC must apply the full amounts re-ceived from a Fund to actual distribution expenses incurred during the Fund's fiscal year, including the payment of fees to dealers selling shares of the Fund, the payment of advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

  SGSC bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the year ended March 31, 1998, the distribution fees paid or payable to SGSC by SoGen Overseas Fund and SoGen Gold Fund were $2,598,148 and $101,421, respectively.

NOTE 4--PURCHASES AND SALES OF SECURITIES

  During the year ended March 31, 1998, the aggregate cost of purchases of in-vestments, excluding short-term securities, totaled $297,611,620 and $4,493,726 for SoGen Overseas Fund and SoGen Gold Fund, respectively, and proceeds from sales of investments, excluding short-term securities, totaled $195,305,425 and $9,899,827 for SoGen Overseas Fund and SoGen Gold Fund, respectively.

NOTE 5--CAPITAL STOCK

  Transactions in shares of capital stock were as follows:

                                             SOGEN       SOGEN        SOGEN
                                           OVERSEAS       GOLD        MONEY
                                             FUND         FUND        FUND
                                          -----------  ----------  -----------
YEAR ENDED MARCH 31, 1998
  Shares sold............................  29,811,448   2,680,555   84,544,002
  Shares issued for reinvested dividends
   and distributions.....................   7,983,478     218,395      630,970
  Shares redeemed........................ (32,183,366) (3,558,392) (79,260,149)
                                          -----------  ----------  -----------
    Net increase (decrease)..............   5,611,560    (659,442)   5,914,823
                                          ===========  ==========  ===========
                                             SOGEN       SOGEN        SOGEN
                                           OVERSEAS       GOLD        MONEY
                                             FUND         FUND        FUND
                                          -----------  ----------  -----------
YEAR ENDED MARCH 31, 1997
  Shares sold............................  29,110,866   4,810,848   90,314,681
  Shares issued for reinvested dividends
   and distributions.....................   4,242,334      74,490      460,368
  Shares redeemed........................ (13,310,582) (5,081,906) (86,134,242)
                                          -----------  ----------  -----------
    Net increase (decrease)..............  20,042,618    (196,568)   4,640,807
                                          ===========  ==========  ===========

                               SoGen Funds, Inc.

NOTE 6--FEDERAL INCOME TAX

  At March 31, 1998, for federal income tax purposes, SoGen Gold Fund has $2,125,777 of unused capital loss carryforwards available to offset future re-alized capital gains and thereby reduce future taxable gains distributions. Of this amount, $789,246 expires on March 31, 2005 and $1,336,531 expires on March 31, 2006.

NOTE 7--COMMITMENTS

  As of March 31, 1998, SoGen Overseas Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation of $15,602,298.

TRANSACTION HEDGES:

Foreign Currency Purchases

SETTLEMENT                                    U.S. $ VALUE AT      U.S $        UNREALIZED      UNREALIZED
  DATES            FOREIGN CURRENCY TO           MARCH 31,         TO BE      APPRECIATION AT DEPRECIATION AT
 THROUGH               BE RECEIVED                 1998          DELIVERED    MARCH 31, 1998  MARCH 31, 1998
----------  --------------------------------- --------------- --------------- --------------- ---------------
  4/03/98        1,269,315 Austrian Schilling  $     97,658    $     97,660             --       $     (2)
  4/08/98          974,429 Pound Sterling         1,631,438       1,628,426     $     3,012           --
  4/02/98        1,025,752 Hong Kong Dollar         132,377         132,397             --            (20)
  4/30/98           15,266 French Franc               2,467           2,470             --             (3)
  4/08/98          146,253 Singapore Dollar          90,587          90,672             --            (85)
                                               ------------    ------------     -----------      --------
                                                  1,954,527       1,951,625           3,012          (110)
                                               ------------    ------------     -----------      --------

Foreign Currency Sales

SETTLEMENT                                         U.S $      U.S. $ VALUE AT   UNREALIZED      UNREALIZED
  DATES            FOREIGN CURRENCY TO             TO BE         MARCH 31,    APPRECIATION AT DEPRECIATION AT
 THROUGH              BE DELIVERED               RECEIVED          1998       MARCH 31, 1998  MARCH 31, 1998
----------  --------------------------------- --------------- --------------- --------------- ---------------
  4/02/98        1,745,478 Canadian Dollar        1,228,051       1,229,946             --         (1,895)
  4/03/98        1,320,192 Swiss Franc              867,655         867,149             506           --
  4/03/98       35,696,391 Spanish Peseta           227,438         227,641             --           (203)
  4/30/98        9,791,312 French Franc           1,581,655       1,582,434             --           (779)
  4/07/98    1,701,633,062 Italian Lira             936,001         934,450           1,551           --
  4/03/98          318,023 Malaysian Ringgit         87,180          86,892             288           --
  4/03/98        2,170,469 Swedish Krona            273,149         271,038           2,111           --
                                               ------------    ------------     -----------      --------
                                                  5,201,129       5,199,550           4,456        (2,877)
                                               ------------    ------------     -----------      --------

PORTFOLIO HEDGES:

SETTLEMENT                                         U.S $      U.S. $ VALUE AT   UNREALIZED      UNREALIZED
  DATES            FOREIGN CURRENCY TO             TO BE         MARCH 31,    APPRECIATION AT DEPRECIATION AT
 THROUGH              BE DELIVERED               RECEIVED          1998       MARCH 31, 1998  MARCH 31, 1998
----------  --------------------------------- --------------- --------------- --------------- ---------------
  6/11/98       21,185,000 Australian Dollar     14,401,258      14,010,700         390,558           --
  9/10/98       74,611,000 Swiss Franc           61,893,709      59,756,559       2,137,150           --
  9/17/98       75,023,500 Deutsche Mark         43,838,564      42,793,767       1,044,797           --
  9/22/98      537,806,734 French Franc         105,399,925     105,482,054             --        (82,129)
 10/01/98          254,000 Pound Sterling           421,564         428,942             --         (7,378)
 11/13/98   12,075,063,800 Japanese Yen         109,200,068      99,687,847       9,512,221           --
  4/03/98       33,770,000 New Zealand Dollar    21,275,720      18,673,122       2,602,598           --
                                               ------------    ------------     -----------      --------
                                                356,430,808     340,832,991      15,687,324       (89,507)
                                               ------------    ------------     -----------      --------
                                               $363,586,464    $347,984,166     $15,694,792      $(92,494)
                                               ============    ============     ===========      ========

                               SoGen Funds, Inc.

                              FINANCIAL HIGHLIGHTS

                             YEAR        YEAR        YEAR       YEAR        PERIOD FROM
                            ENDED        ENDED       ENDED      ENDED     AUGUST 31, 1993
                          MARCH 31,    MARCH 31,   MARCH 31,  MARCH 31,    TO MARCH 31,
                             1998        1997        1996       1995           1994
                          ----------   ---------   ---------  ---------   ---------------
SOGEN OVERSEAS FUND
SELECTED PER SHARE DATA
Net asset value,
 beginning of year......  $    13.84   $  13.26    $  11.65   $  11.54       $  10.00
                          ----------   --------    --------   --------       --------
Income from investment
 operations:
  Net investment income
   (loss)...............        0.88       0.61        0.48       0.14          (0.01)
  Net realized and
   unrealized gains on
   investments..........        0.31       0.95        1.74       0.04           1.55
                          ----------   --------    --------   --------       --------
   Total from investment
    operations..........        1.19       1.56        2.22       0.18           1.54
                          ----------   --------    --------   --------       --------
Less distributions:
  Dividends from net
   investment income....       (0.83)     (0.60)      (0.44)     (0.05)           --
  Distributions from
   capital gains........       (0.68)     (0.38)      (0.17)     (0.02)           --
                          ----------   --------    --------   --------       --------
   Total distributions..       (1.51)     (0.98)      (0.61)     (0.07)           --
                          ----------   --------    --------   --------       --------
Net asset value, end of
 year...................  $    13.52   $  13.84    $  13.26   $  11.65       $  11.54
                          ==========   ========    ========   ========       ========
TOTAL RETURN++..........       10.00%     12.16%      19.47%      1.56%         15.35%++
RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of year
 (000's)................  $1,007,104   $953,315    $647,398   $439,230       $119,843
Ratio of operating
 expenses to average net
 assets.................        1.22%/\    1.27%/\     1.37%      1.40%          1.72%*
Ratio of net investment
 income to average net
 assets.................        2.20%/\    2.28%/\     3.31%      2.29%         (0.23%)*
Portfolio turnover rate.       22.13%     15.18%       9.46%      3.16%          6.11%
Average commission rate
 paid /\................  $   0.0177   $ 0.0207    $ 0.0190        --             --
                             YEAR        YEAR        YEAR       YEAR        PERIOD FROM
                            ENDED        ENDED       ENDED      ENDED     AUGUST 31, 1993
                          MARCH 31,    MARCH 31,   MARCH 31,  MARCH 31,    TO MARCH 31,
                             1998        1997        1996       1995           1994
                          ----------   ---------   ---------  ---------   ---------------
SOGEN GOLD FUND
SELECTED PER SHARE DATA
Net asset value,
 beginning of year......  $    10.60   $  12.25    $  11.28   $  11.42       $  10.00
                          ----------   --------    --------   --------       --------
Income (loss) from
 investment operations:
  Net investment income
   (loss)...............        0.13       0.26        0.24       0.08          (0.01)
  Net realized and
   unrealized gains
   (losses) on
   investments..........       (3.03)     (1.75)       1.35      (0.10)          1.43
                          ----------   --------    --------   --------       --------
   Total from investment
    operations..........       (2.90)     (1.49)       1.59      (0.02)          1.42
                          ----------   --------    --------   --------       --------
Less distributions:
  Dividends from net
   investment income....       (0.39)     (0.14)      (0.35)     (0.04)           --
  Distributions from
   capital gains........         --       (0.02)      (0.27)     (0.08)           --
                          ----------   --------    --------   --------       --------
   Total distributions..       (0.39)     (0.16)      (0.62)     (0.12)           --
                          ----------   --------    --------   --------       --------
Net asset value, end of
 year...................  $     7.31   $  10.60    $  12.25   $  11.28       $  11.42
                          ==========   ========    ========   ========       ========
TOTAL RETURN++..........      (27.23%)   (12.21%)     14.81%     (0.14%)        14.15%++
RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of year
 (000's)................  $   31,495   $ 52,651    $ 63,261   $ 50,922       $ 22,406
Ratio of operating
 expenses to average net
 assets.................        1.55%/\    1.45%/\     1.41%      1.46%          2.27%*
Ratio of net investment
 income to average net
 assets.................        1.47%/\    1.20%/\     1.29%      0.79%         (0.32%)*
Portfolio turnover rate.       11.20%     16.83%      22.40%     11.56%          4.55%
Average commission rate
 paid /\................  $    0.013   $ 0.0009    $ 0.0002        --             --

--------
See Notes to Financial Statements.

                               SoGen Funds, Inc.

                            YEAR       YEAR       YEAR       YEAR       PERIOD FROM
                            ENDED      ENDED      ENDED      ENDED    AUGUST 31, 1993
                          MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,   TO MARCH 31,
                            1998       1997       1996       1995          1994
                          ---------  ---------  ---------  ---------  ---------------
SOGEN MONEY FUND
SELECTED PER SHARE DATA
Net asset value,
 beginning of year......   $  1.00    $  1.00    $ 1.00     $  1.00       $ 1.00
                           -------    -------    ------     -------       ------
Income from investment
 operations:
  Net investment income.      0.05       0.05      0.05        0.04         0.01
  Net realized and
   unrealized gains on
   investments..........     --         --         --         --            --
                           -------    -------    ------     -------       ------
   Total from investment
    operations..........      0.05       0.05      0.05        0.04         0.01
                           -------    -------    ------     -------       ------
Less distributions:
  Dividends from net
   investment income....     (0.05)     (0.05)    (0.05)      (0.04)       (0.01)
  Distributions from
   capital gains........     --         --         --         --            --
                           -------    -------    ------     -------       ------
   Total distributions..     (0.05)     (0.05)    (0.05)      (0.04)       (0.01)
                           -------    -------    ------     -------       ------
Net asset value, end of
 year...................   $  1.00    $  1.00    $ 1.00     $  1.00       $ 1.00
                           =======    =======    ======     =======       ======
TOTAL RETURN............      4.97%      4.61%     5.03%       4.13%        1.25%++
RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of year
 (000's)................   $19,043    $13,128    $8,487     $10,445       $6,392
Ratio of operating
 expenses to average net
 assets.................      0.75%+     0.75%+    0.75%+      0.75%+       0.75%*+
Ratio of net investment
 income to average net
 assets.................      4.92%+     4.63%+    4.98%+      4.14%+       2.18%*+

--------
 * Annualized.
^ The ratios of operating expenses to average net assets and net investment income to average net assets for the year ended March 31, 1998 for SoGen Overseas Fund would have been the same, and for SoGen Gold Fund 1.56% and 1.46%, respectively, without the effect of the earnings credits. The ratio of operating expenses to average net assets and net investment income to av-erage net assets for the year ended March 31, 1997 for SoGen Overseas Fund would have been the same and 2.27%, respectively, and for SoGen Gold Fund 1.46% and 1.19%, respectively, without the effect of the earnings credit.
 + Without the effect of earnings credits, and the investment advisory fee waiver and expense reimbursement provided by SGAM Corp., the ratio of oper-ating expenses to average net assets for SoGen Money Fund for the years ended March 31, 1998, 1997, 1996, 1995 and for the period ended March 31, 1994 would have been 1.01%, 1.14%, 0.97%, 1.55% and 4.00%, respectively.
   The ratio of net investment income to average net assets for the years ended March 31, 1998, 1997, 1996, 1995 and for the period ended March 31, 1994 would have been 4.66%, 4.26%, 4.76%, 3.34% and (1.07%), respectively.
++ Total returns disclosed for the period ended March 31, 1994 are not annualized. Annualized total returns for the period ended March 31, 1994 were 26.40%, 24.34% and 2.14% for SoGen Overseas Fund, SoGen Gold Fund and SoGen Money Fund, respectively.
 ++Does not give effect to deduction of the sales load.
^ Average commission rate paid is expressed on a per share basis. Not all com-
  missions are computed on a per share basis; therefore, commissions expressed as a percentage of transactions may be higher. Due to Securities and Ex-change Commission disclosure guidelines, average commissions per share are calculated only for the periods subsequent to the year ended March 31, 1995.
--------
See Notes to Financial Statements.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
SoGen Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of SoGen Funds, Inc. consisting of SoGen Overseas Fund, SoGen Gold Fund, and SoGen Money Fund, including the schedules of investments, as of March 31, 1998, and the re-lated statements of operations for the year then ended, changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four year period ended March 31, 1998 and for the period from August 31, 1993 (inception of the Funds) to March 31, 1994. These financial statements and financial highlights are the responsibil-ity of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SoGen Funds, Inc., consisting of SoGen Overseas Fund, SoGen Gold Fund, and SoGen Money Fund, as of March 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended and their financial highlights for each of the years in the four year period then ended and for the period from August 31, 1993 (in-ception of the Funds) to March 31, 1994, in conformity with generally accepted accounting principles.

                                          /s/ KPMG Peat Marwick LLP

New York, New York
May 15, 1998

                               SoGen Funds, Inc.

                                TAX INFORMATION
                        FISCAL YEAR ENDED MARCH 31, 1998
                                  (UNAUDITED)

  The following tax information represents the designation of various tax bene-fits relating to the fiscal year ended March 31, 1998:

CORPORATE DIVIDENDS RECEIVED DEDUCTION

  The percentages of investment company taxable income eligible for the divi-dends received deduction available to certain corporate shareholders with re-spect to the fiscal year ended March 31, 1998 are as follows:

SoGen Overseas Fund   0.34%
SoGen Gold Fund      28.96%
SoGen Money Fund      0.00%

CAPITAL GAINS DISTRIBUTIONS

  Capital gains distributions paid to shareholders by the Funds during the fis-cal year ended March 31, 1998, whether taken in shares or in cash, were desig-nated as follows:

                     28% LONG-TERM 20% LONG-TERM
                     CAPITAL GAINS CAPITAL GAINS
                     ------------- -------------
SoGen Overseas Fund   $20,571,415   $21,256,921
SoGen Gold Fund               --            --
SoGen Money Fund              --            --

FOREIGN SOURCE INCOME AND FOREIGN TAX CREDITS

  For the fiscal year ended March 31, 1998, the income received from sources within foreign countries and possessions of the United States, and foreign taxes paid by the portfolios to such countries were as follows:

                     NET FOREIGN AMOUNT    FOREIGN   AMOUNT
                       SOURCE      PER   WITHHOLDING   PER
                       INCOME     SHARE      TAX      SHARE
                     ----------- ------- ----------- -------
SoGen Overseas Fund  $27,151,977 $0.3645 $1,766,460  $0.0237
SoGen Gold Fund      $       --  $   --  $      --   $   --
SoGen Money Fund     $       --  $   --  $      --   $   --

U.S. TREASURY PERCENTAGES

  For the fiscal year ended March 31, 1998, dividends paid from ordinary income derived from interest on direct obligations of the United States government were as follows:

SoGen Overseas Fund  0.10%
SoGen Gold Fund       --
SoGen Money Fund     0.01%

  In addition, during each of the Funds' fiscal quarters, the percentage of the fair market value of the Funds' assets represented by direct obligations of the United States government did not exceed 50%.

  The above figures may differ from those cited elsewhere in this report due to differences in the calculations of income and capital gains for Securities and Exchange Commission (financial reporting) purposes and Internal Revenue Service
(tax) purposes.

                               SoGen Funds, Inc.
                          1221 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10020

DIRECTORS AND OFFICERS

DIRECTORS
Philippe Collas                Dominique Raillard
Jean-Marie Eveillard           Nathan Snyder
Fred J. Meyer

OFFICERS

Philippe Collas...........................................Chairman of the Board
Jean-Marie Eveillard..................................................President
Philip J. Bafundo.......................Vice President, Secretary and Treasurer
Ignatius Chithelen...............................................Vice President
Sean J. McKeown..................................................Vice President
Edwin S. Olsen...................................................Vice President
Catherine A. Shaffer.............................................Vice President
Elizabeth Tobin..................................................Vice President
Charles de Vaulx.................................................Vice President
Lynn L. Chin...................Assistant Vice President and Assistant Treasurer
Richard M. Boyer.......................................Assistant Vice President
John L. DeVita.........................................Assistant Vice President
Carol Moreno................................................Assistant Secretary
Warren Chan.................................................Assistant Treasurer

INVESTMENT ADVISER                        UNDERWRITER
Societe Generale Asset Management Corp.   Societe Generale Securities
1221 Avenue of the Americas               Corporation
New York, NY 10020                        1221 Avenue of the Americas
                                          New York, NY 10020


LEGAL COUNSEL
Dechert Price & Rhoads                    INDEPENDENT AUDITORS
30 Rockefeller Plaza                      KPMG Peat Marwick LLP
New York, NY 10112                        345 Park Avenue
                                          New York, NY 10154


DOMESTIC CUSTODIAN
Investors Fiduciary Trust Company         GLOBAL CUSTODIAN
801 Pennsylvania                          The Chase Manhattan Bank
Kansas City, MO 64105                     4 Chase MetroTech Center
                                          Brooklyn, NY 11245

SHAREHOLDER SERVICING AGENT
DST Systems, Inc.
1004 Baltimore
Kansas City, MO 64105
(800) 334-2143

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of SoGen Funds, Inc.

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                              [LOGO APPEARS HERE]



                                The SoGen Funds


                1221 Avenue of the Americas, New York, NY 10020